Table of Contents

      USAA Family of Funds                            1
      Message from the President                      2
      Investment Review                               4
      Message from the Manager                        5
      Financial Information:
         Categories & Definitions                     7
         Portfolio of Investments                     8
         Notes to Portfolio of Investments           16
         Statement of Assets and Liabilities         17
         Statement of Operations                     18
         Statements of Changes in Net Assets         19
         Notes to Financial Statements               20





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Money Market Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.










USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

The last half of 1998 was a fascinating time in the financial markets. While the press, as usual, devoted most of its attention to stock markets, the income markets were perhaps even more interesting.

The turmoil in foreign debt markets coupled with the problems of a notable hedge fund, set off an almost incredible wave of events. I use the word "wave" because it so well describes the reaction that occurred in the U.S. Treasury securities market. We see this in the chronology of yields on the 30-year Treasury bond:

                 U.S. Treasury                30-year Yield
                --------------------------------------------
                 August 3, 1998                   5.66%
                 September 1, 1998                5.34%
                 October 1, 1998                  4.88%
                 November 2, 1998                 5.24%
                 December 1, 1998                 5.03%

And, as this is being written in early March 1999, the 30-year bond has returned to the level of August 1998.

These seemingly dry numbers tell a story that is filled with terror. This was a flight to quality and a flight away from anything that smacked of risk. It is a reminder that mutual funds are not bank accounts. They are conduits to securities markets, and those markets must function every day. If the world is in turmoil, that functioning will be rocky, but that does not mean all is bad. If you owned Russian or Brazilian bonds it was bad. But if you owned U.S. Treasuries it was absolutely wonderful.

That is the great lesson here. A tumultuous market produces winners as well as losers because money must flow somewhere. That's one reason we diversify. That's one reason we don't pay much attention to doomsayers.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.

Past performance is no guarantee of future results..








Investment Review

USAA MONEY MARKET FUND

OBJECTIVE:   Highest  income   consistent  with   preservation  of  capital  and
maintenance of liquidity.

TYPES OF INVESTMENTS: High-quality, short-term debt securities that present minimal credit risk.

--------------------------------------------------------------------------------
                                            7/31/98              1/31/99
--------------------------------------------------------------------------------
  Net Assets                           $2,491.5 Million     $2,808.5 Million
  Net Asset Value Per Share                 $1.00                 $1.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
--------------------------------------------------------------------------------
      7/31/98 to
        1/31/99       1 Year        5 Years      10 Years       7-day Yield
        2.55% (+)      5.28%         5.19%         5.51%           4.74%
--------------------------------------------------------------------------------

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield and assumes reinvestment of all dividends. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends. The performance data quoted represent past performance and are not an indication of future results. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.









                       7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Money Market Fund to the IBC/Donoghue's Money Fund Averages (Trademark)/First Tier:

                    USAA Money
                    Market Fund                   IBC Average
                  -----------------               -----------
01/27/98                5.39%                        4.99%
02/24/98                5.29%                        4.94%
03/31/98                5.22%                        4.93%
04/28/98                5.27%                        4.90%
05/26/98                5.26%                        4.90%
06/30/98                5.29%                        4.94%
07/28/98                5.27%                        4.92%
08/25/98                5.26%                        4.91%
09/29/98                5.25%                        4.87%
10/27/98                5.02%                        4.64%
11/24/98                4.96%                        4.55%
12/29/98                4.99%                        4.52%
01/26/99                4.74%*                       4.37%*

Data represent the last Tuesday of each month.
*Ending date 1/26/99


The graph tracks the USAA Money Market Fund's 7-day yield against IBC/Donoghue's Money Fund Averages(Trademark)/First Tier, an average of first-tier major money market fund yields.











Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, PAMELA K. BLEDSOE, CFA, APPEARS HERE]

Globalization and technological advances continue to link almost all countries in the world. As worldwide trading grows, the U.S. economy is subject to the influences of economic and financial events occurring in countries other than our own. Since our annual report in July 1998, the Federal Reserve (Fed) has lowered the Federal Funds rate by .75%. This was the first change in interest rate policy since the Federal Reserve increased rates on March 25, 1997. The change in Fed policy was driven by the impact on the U.S. economy caused by financial instability in Russia, Asia, and Latin America. Financial instability in these regions may result in the slowing of demand for U.S. goods (exports). By lowering interest rates, the Fed is trying to stimulate our domestic economy to offset the slowdown that may be caused by reduced trade with other countries. We expect reports of economic data throughout 1999 to show further growth in the U.S., offsetting any need for further interest rate reductions.

Since our July annual report, we have reduced some of our holdings in obligations of money center banks that could have exposure to Russia, Asia, or Latin America. Instead, we have been purchasing more commercial paper and variable rate demand notes (VRDN) of domestic corporations. In view of the events cited above, we strive to maintain a stable net asset value of $1.00 while maximizing current income.

According to IBC Financial Data, the USAA Money Market Fund continues to be ranked highly among money market funds. While past performance is no guarantee of future results, for the twelve months ended January 31, 1999, your Fund ranked 20 out of 268 retail Money Market funds.







                             PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of January 31, 1999 of the USAA Money Market Fund to be:

Bonds/Notes - 38.0%*; Variable Rate Demand Notes - 23.0%*; Commercial Paper - 25.8%*; and CDs - 12.3%*.


* Percentages are of the Net Assets and may or may not equal 100%.











                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating a $10,000 hypothetical investment in the USAA Money Market Fund for the period of 01/31/89 through 01/31/99. The data points from the graph are as follows:


             USAA Money
             Market Fund
           ----------------

01/89           $10,000
07/89            10,453
01/90            10,888
07/90            11,313
01/91            11,750
07/91            12,110
01/92            12,435
07/92            12,681
01/93            12,889
07/93            13,082
01/94            13,275
07/94            13,507
01/95            13,849
07/95            14,249
01/96            14,649
07/96            15,020
01/97            15,409
07/97            15,813
01/98            16,243
07/98            16,675
01/99            17,100

Data from 1/31/89 through 1/31/99


Past performance is no guarantee of future results and the value of your investment will vary according to the USAA Money Market Fund's performance. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For 7-day yield information, please refer to the Fund's Investment Review page.

See page 8 for a complete listing of the Portfolio of Investments.










USAA MONEY MARKET FUND
CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENT IN SECURITIES

January 31, 1999
(Unaudited)

Fixed Rate Instruments - consist of bonds and notes. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In bond funds, the effective maturity is the next put date.

Cash  Equivalents  -  consist  of  short-term   obligations   issued  by  banks,
corporations, and U.S. Government Agencies. The interest rate is constant to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
CD     Certificate of Deposit          IDB    Industrial Development Board
COP    Certificate of Participation    LLC    Limited Liability Company
CP     Commercial Paper                LLP    Limited Liability Partnership
IDA    Industrial Development          MTN    Medium-Term Note
         Authority/Agency              RB     Revenue Bond

Credit Enhancement - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust.

     (LOC)   Enhanced by a bank letter of credit.
     (NBGA)  Enhanced by a non-bank guarantee agreement.
     (INS)   Scheduled principal and interest payments are insured by:
             (1) MBIA, Inc.






USAA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

January 31, 1999
(Unaudited)


 Principal                                          Coupon
  Amount    Security                                 Rate      Maturity    Value
-------------------------------------------------------------------------------------
                  FIXED RATE INSTRUMENTS (42.6%)
            Banks - Major Regional
$  30,000   BankBoston Corp., CP                     5.06%    4/14/1999   $   29,688
   40,000   BankBoston Corp., CP                     4.88     4/20/1999       39,566
   25,000   BankBoston Corp., CP                     5.07     5/17/1999       24,623
   14,500   Mercantile Safe Deposit & Trust Co., CD  6.30     8/16/1999       14,540
   50,000   Merita Bank PLC, CD                      5.69     8/06/1999       49,988
   35,000   Merita N.A., Inc., CP                    4.99     4/08/1999       34,670
   18,108   Merita N.A., Inc., CP                    4.81     4/26/1999       17,900
   30,000   National Bank of Canada, CD              5.26     2/08/1999       30,000
   30,000   National Bank of Canada, CD              5.72     3/08/1999       29,999
---------------------------------------------------------------------------------------
                                                                             270,974
---------------------------------------------------------------------------------------
            Banks - Money Center
   25,000   Bankers Trust Co., CD                    5.76     4/26/1999       24,998
   25,000   Bankers Trust Co., CD                    5.70     7/23/1999       24,994
   35,000   Banque Nationale de Paris, CD            5.52     2/18/1999       34,997
   30,000   Commerzbank AG, CD                       5.52     2/02/1999       29,999
   30,000   Commerzbank AG, CD                       5.54     2/02/1999       30,000
   25,000   Credit Agricole Indosuez, CD             5.73     4/16/1999       24,998
   30,000   Deutsche Bank AG, CD                     5.70     3/30/1999       29,996
   30,000   Macquarie Bank Ltd., CP                  5.00     2/16/1999       29,929
   15,000   Macquarie Bank Ltd., CP                  5.00     2/17/1999       14,963
   25,000   Macquarie Bank Ltd., CP                  5.37     2/19/1999       24,925
   25,000   Paribas Finance, Inc. CP                 5.09     3/19/1999       24,830
   20,000   Societe Generale, CD                     5.70     8/03/1999       19,994
   25,000   Unibanco-Uniao de Bancos Brasilieros
             S.A., CP (LOC)                          5.45     6/28/1999       24,436
---------------------------------------------------------------------------------------
                                                                             339,059
---------------------------------------------------------------------------------------
            Electric/Gas Utilities - Municipal
   20,000   Cogentrix of Richmond, Inc., CP (LOC)    4.85     2/12/1999       19,965
   44,362   Cogentrix of Richmond, Inc., CP (LOC)    4.90     2/16/1999       44,259
   27,880   Nebraska Public Power District CP        5.04     4/28/1999       27,880
---------------------------------------------------------------------------------------
                                                                              92,104
---------------------------------------------------------------------------------------
            Finance - Consumer
   25,000   American Honda Finance Corp., CP         5.23     2/09/1999       24,964
   15,000   American Honda Finance Corp., CP         5.18     2/11/1999       14,974
   20,040   Associates Corp. of N.A., Senior Notes   6.00     3/15/1999       20,047
   18,465   Associates Corp. of N.A., Senior Notes   6.25     3/15/1999       18,477
   40,980   Countrywide Home Loans, Inc., CP         5.33     2/11/1999       40,907
   40,000   Countrywide Home Loans, Inc., CP         4.88     2/26/1999       39,854
   10,418   Ford Motor Credit Co. MTN                6.38     9/15/1999       10,459
   55,786   General Motors Acceptance Corp., CP      4.83     3/03/1999       55,547
   14,750   General Motors Acceptance Corp., MTN     5.45     3/01/1999       14,746
   46,739   Household Finance Corp. CP               4.83     2/01/1999       46,726
---------------------------------------------------------------------------------------
                                                                             286,701
---------------------------------------------------------------------------------------
            Finance - Diversified
   16,708   General Electric Capital Corp., CP       4.81     3/08/1999       16,626
   30,000   General Electric Capital Corp., CP       5.06     4/27/1999       29,633
   30,000   Heller Financial, Inc., CP               4.93     2/01/1999       29,992
   40,000   Heller Financial, Inc., CP               4.95     2/02/1999       39,983
---------------------------------------------------------------------------------------
                                                                             116,234
---------------------------------------------------------------------------------------
            Hospitals
   13,145   Bergen County, NJ, County Improvement
             Auth., Notes (NBGA)                     5.74     2/17/1999       13,145
---------------------------------------------------------------------------------------
            Natural Gas Utilities
   50,000   Northern Illinois Gas Co.                5.07     1/26/2000       50,000
---------------------------------------------------------------------------------------
            Retail - General Merchandising
   27,463   Sears Roebuck Acceptance Corp., CP       4.84     3/04/1999       27,341
---------------------------------------------------------------------------------------
            Total fixed rate instruments (cost: $1,195,558)                1,195,558
---------------------------------------------------------------------------------------

                  PUT BONDS (13.8%)
            Electric Utilities
   54,700   IDA of New Hampshire, Pollution Control
             RB, Series E (LOC)                      5.02     5/01/2021       54,700
   65,000   IDB of Columbia, AL, RB, Series 1997(a)  5.33    11/01/2021       65,000
---------------------------------------------------------------------------------------
                                                                             119,700
---------------------------------------------------------------------------------------
            Hospitals
   15,300   Metrocrest, TX, Hospital Auth. RB,
             Series 1989A (LOC)                      5.33     8/01/2008       15,293
---------------------------------------------------------------------------------------
            Leisure Time
    7,620   Sault Ste. Marie Tribe Building Auth.,
             RB, Series 1996B (LOC)                  5.55     6/01/2003        7,620
---------------------------------------------------------------------------------------
            Nursing/Continuing Care Centers
    7,000   Bexar County, TX, Health Facilities
             Development RB (LOC)                    5.95     2/01/2022        7,000
---------------------------------------------------------------------------------------
            Oil - Domestic Integrated
   26,200   Madison County, IL, RB, Series 1997A(a)  4.86    12/01/2037       26,200
---------------------------------------------------------------------------------------
            Oil & Gas - Refining/Manufacturing
   25,000   IDA of Gulf Coast RB, Series 1998 (LOC)  4.95     8/01/2028       25,000
   45,000   IDB of the Parish of Calcasieu, LA, Inc.
             Environmental RB, Series 1996 (LOC)     5.26     7/01/2026       45,000
   29,215   Port Arthur, TX Navigation District RB,
             Series 1998(a)                          5.20     6/01/2018       29,215
---------------------------------------------------------------------------------------
                                                                              99,215
---------------------------------------------------------------------------------------
            Paper & Forest Products
   22,000   IDA of Bedford County, VA, RB, Series
             1995B (LOC)                             5.25    12/01/2025       22,000
---------------------------------------------------------------------------------------
            Single-Family Housing
   25,000   Virginia Housing Development Auth.
             Mortgage Bonds                          5.05     4/01/2038       25,000
---------------------------------------------------------------------------------------
            Special Assessment/Tax/Fee
   65,900   Anaheim, CA, COP (LOC)                   5.28    12/01/2022       65,900
---------------------------------------------------------------------------------------
            Total put bonds (cost: $387,928)                                 387,928
---------------------------------------------------------------------------------------

                  VARIABLE RATE DEMAND NOTES (23.0%)
            Asset Backed Securities
   18,282   Capital One Funding Corp., Notes,
             Series 1995C (LOC)                      4.91    10/01/2015       18,282
   21,372   Capital One Funding Corp., Notes,
             Series 1996E (LOC)                      4.91     7/02/2018       21,372
---------------------------------------------------------------------------------------
                                                                              39,654
---------------------------------------------------------------------------------------
            Automobiles
    8,500   Columbus, GA Development Authority
             RB (LOC)                                4.96     9/01/2013        8,500
---------------------------------------------------------------------------------------
            Auto Parts
   14,400   Alabama IDA RB (Rehau Project) (LOC)     5.08    10/01/2019       14,400
    9,255   Bardstown, KY, RB, Series 1994 (LOC)     5.00     6/01/2024        9,255
   11,000   Bardstown, KY, RB, Series 1995 (LOC)     5.00     3/01/2025       11,000
---------------------------------------------------------------------------------------
                                                                              34,655
---------------------------------------------------------------------------------------
            Broadcasting - Radio & TV
   48,000   New Jersey Economic Development Auth.
             RB (NBGA)(a)                            5.04    10/01/2021       48,000
---------------------------------------------------------------------------------------
            Buildings
    7,400   San Bernardino County, CA, COP (LOC)     5.30    11/01/2025        7,400
---------------------------------------------------------------------------------------
            Chemicals
    8,455   Wyckoff Chemical Company, Inc., Note,
             Series 1997 (LOC)                       4.89     2/01/2027        8,455
---------------------------------------------------------------------------------------
            Electrical Equipment
   14,000   Mississippi Business Finance Corp.,
             Series 1998 (a)                         5.04     2/01/2023       14,000
---------------------------------------------------------------------------------------
            Finance - Diversified
   20,080   KBL Capital Fund, Inc., Installment #1
             Notes, Series A (LOC)                   4.89     5/01/2027       20,080
---------------------------------------------------------------------------------------
            General Obligations
   15,795   San Bernardino County, CA, COP, (Glen
             Helen Project), Series D (LOC)          5.19     3/01/2024       15,795
---------------------------------------------------------------------------------------
            Healthcare - Specialized Services
    6,700   Mason City Clinic, P.C., IA, Bonds,
             Series 1992 (LOC)                       5.05     9/01/2022        6,700
    9,045   Navigator Ventures, L.L.C., Notes,
             Series 1997 (LOC)                       4.89     5/01/2027        9,045
---------------------------------------------------------------------------------------
                                                                              15,745
---------------------------------------------------------------------------------------
            Hospitals
   20,000   Crouse Health Hospital, Inc., RB,
             Series 1996 (LOC)                       5.00     7/01/2017       20,000
   15,100   Dome Corp., Bonds, Series 1991 (LOC)     4.98     8/31/2016       15,100
---------------------------------------------------------------------------------------
                                                                              35,100
---------------------------------------------------------------------------------------
            Leisure Time
    9,000   Fox Valley Ice Arena, IL, RB, Series
             1997 (LOC)                              5.00     7/01/2027        9,000
   14,390   Greenville, SC Memorial Auditorium
             District Public Facilities COP, Series
             1996C (LOC)                             5.00     9/01/2014       14,390
---------------------------------------------------------------------------------------
                                                                              23,390
---------------------------------------------------------------------------------------
            Lodging/Hotel
   15,000   Central Michigan Inns RB (LOC)           4.98    11/01/2028       15,000
---------------------------------------------------------------------------------------
            Manufacturing - Specialized
   16,750   Loma Co. L.L.C. Floating Rate, Option
             Notes (LOC)                             4.91    12/01/2008       16,750
   13,000   Savannah, GA, Economic Development
             Auth., RB, Series 1998 (LOC)            4.97     6/01/2018       13,000
---------------------------------------------------------------------------------------
                                                                              29,750
---------------------------------------------------------------------------------------
            Multi-Family Housing
    6,150   Arbor Properties, Inc., Notes (LOC)      5.00     6/01/2022        6,150
---------------------------------------------------------------------------------------
            Nursing Care
    3,525   Grand Valley Atrium, Inc. Taxable RB,
             Series 1998 (LOC)                       5.01     6/01/2018        3,525
---------------------------------------------------------------------------------------
            Nursing/Continuing Care Centers
    7,900   Assisted Living Funding L.L.C., Bonds,
             Series 1997 (LOC)                       5.20    10/01/2017        7,900
   31,200   Lincolnwood Funding Corp. RB,
             Series 1995A (LOC)                      4.98     8/01/2015       31,200
   10,350   Missouri Health and Educational
             Facilities Auth. RB, Series 1996B (LOC) 5.05    12/01/2016       10,350
---------------------------------------------------------------------------------------
                                                                              49,450
---------------------------------------------------------------------------------------
            Paper & Forest Products
   17,000   Bancroft Bag, Inc. Notes (LOC)           4.91    10/01/2008       17,000
   10,030   Mac Papers Inc., Demand Bond (LOC)       4.95     8/03/2015       10,030
   10,000   Tim Bar Corp. RB (LOC)                   5.00     9/01/2010       10,000
---------------------------------------------------------------------------------------
                                                                              37,030
---------------------------------------------------------------------------------------
            Real Estate - Other
   22,400   Chestnut Partnership Bond (LOC)          5.05     1/01/2029       22,400
    5,974   Erie Funding I, Notes (LOC)              4.97    11/01/2016        5,974
   15,500   First Illinois Funding Corp. Project,
             RB, Series 1996 (LOC)                   5.00     9/01/2026       15,500
   15,805   H/M Partners, L.L.C., Bond (LOC)         5.00    10/01/2020       15,805
   14,220   HGR-1, L.L.C., Notes, Series 1996 (LOC)  4.98     9/15/2046       14,220
   11,480   Houston County, GA, IDA, RB (LOC)        5.00     8/01/2012       11,480
   24,315   LAM Funding L.L.C., Notes, Series A
             (LOC)                                   4.89    12/15/2027       24,315
   24,510   Mayfair At Great Neck, NY Bonds (LOC)    5.21     1/01/2023       24,510
   10,715   Physicians Real Estate, L.L.P., Notes,
             Series 1998 (LOC)                       5.05     2/01/2018       10,715
   10,085   Pierce Memorial Baptist Home, Inc.,
             Series 1999 (LOC)                       5.05    10/01/2028       10,085
    6,850   PRA at Glenwood Hills Corporate Centre,
             L.L.C., Notes, Series 1997 (LOC)        4.89     8/01/2027        6,850
   14,365   Sbar Piperno Co., Series 1998 (LOC)      4.95     9/01/2012       14,365
    9,260   Shepherd Capital, L.L.C., Notes, Series
             1997 (LOC)                              4.98     7/15/2047        9,260
---------------------------------------------------------------------------------------
                                                                             185,479
---------------------------------------------------------------------------------------
            Special Assessment/Tax/Fee
   20,600   County of Cuyahoga, OH, RB, Series
             1992B (LOC)                             4.91     6/01/2022       20,600
---------------------------------------------------------------------------------------
            Textiles - Home Furnishings
   10,000   Alabama IDA RB (Fieldcrest Project)
             (LOC)                                   5.00     7/01/2021       10,000
---------------------------------------------------------------------------------------
            Water/Sewer Utilities - Municipal
   18,040   Hesperia, CA, Public Financing Auth. RB,
             Series 1998A (LOC)                      5.30     6/01/2026       18,040
---------------------------------------------------------------------------------------
            Total variable rate demand notes (cost: $645,798)                645,798
---------------------------------------------------------------------------------------

                  ADJUSTABLE RATE NOTES (19.7%)
            Banks - Major Regional
   25,000   BankBoston N.A. Bank Notes               5.28    11/02/1999       25,000
   40,000   Comerica Bank, MTN                       5.11     6/10/1999       39,990
   20,290   Long Lane Master Trust, Notes, Series
             1998B (a),(b)                           4.98     4/30/1999       20,290
   19,800   Long Lane Master Trust, Notes, Series
             1999A (a),(b)                           5.13     1/20/2000       19,800
---------------------------------------------------------------------------------------
                                                                             105,080
---------------------------------------------------------------------------------------
            Banks - Money Center
   40,000   Bankers Trust, NY, Corp. Notes (a)       4.97     2/10/1999       40,000
   30,000   Bankers Trust, NY, Corp. Notes (a)       5.38     2/19/1999       30,000
---------------------------------------------------------------------------------------
                                                                              70,000
---------------------------------------------------------------------------------------
            Finance - Consumer
   40,000   American Honda Finance Corp., MTN (a)    5.38     8/16/1999       39,998
   30,000   American Honda Finance Corp., MTN (a)    5.03     4/09/1999       30,000
   50,000   Chrysler Financial Corp., MTN, Series Q  4.96     2/03/1999       50,000
   25,000   Household Finance Corp., MTN             5.19     3/09/1999       25,000
   25,000   Household Finance Corp., MTN             4.92     4/30/1999       25,000
   40,000   Toyota Motor Credit Corp., MTN           5.01    10/19/1999       40,011
---------------------------------------------------------------------------------------
                                                                             210,009
---------------------------------------------------------------------------------------
            Finance - Diversified
   25,000   General Electric Capital Corp., MTN      5.09     6/08/1999       24,996
   50,000   Sanwa Business Credit Corp., MTN
             (INS) (1),(a)                           5.19     5/20/1999       49,998
---------------------------------------------------------------------------------------
                                                                              74,994
---------------------------------------------------------------------------------------
            Leasing
   50,000   PHH Corp., MTN                           5.00     2/05/1999       50,000
   45,000   PHH Corp., MTN                           5.07     7/12/1999       44,998
---------------------------------------------------------------------------------------
                                                                              94,998
---------------------------------------------------------------------------------------
            Total adjustable rate notes (cost: $555,081)                     555,081
---------------------------------------------------------------------------------------
            Total investments (cost: $2,784,365)                          $2,784,365
=======================================================================================



             PORTFOLIO SUMMARY BY INDUSTRY
             -----------------------------

     Finance - Consumer                         17.7%
     Banks - Money Center                       14.6
     Banks - Major Regional                     13.4
     Finance - Diversified                       7.5
     Real Estate - Other                         6.6
     Electric Utilities                          4.3
     Oil & Gas - Refining/Manufacturing          3.5
     Leasing                                     3.4
     Electric/Gas Utilities - Municipal          3.3
     Special Assessment/Tax/Fee                  3.1
     Hospitals                                   2.3
     Paper & Forest Products                     2.1
     Nursing/Continuing Care Centers             2.0
     Natural Gas Utilities                       1.8
     Broadcasting - Radio & TV                   1.7
     Asset Backed Securities                     1.4
     Auto Parts                                  1.2
     Leisure Time                                1.1
     Manufacturing - Specialized                 1.1
     Retail - General Merchandising              1.0
     Other                                       6.0
                                                ------
                                                99.1%
                                                ======







USAA MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 1999
(Unaudited)


GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in U.S. dollar denominated securities issued by domestic branches or subsidiaries of foreign banks or companies were 15.1% of net assets at January 31, 1999.


SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933. Any resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A.

(b) Illiquid securities valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. At January 31, 1999, these securities represented 1.4% of the net assets.


See accompanying notes to financial statements.








USAA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 1999
(Unaudited)


ASSETS
   Investments in securities                                        $ 2,784,365
   Cash                                                                   9,408
   Receivables:
      Capital shares sold                                                 6,020
      Interest                                                           26,826
      Securities sold                                                     1,300
                                                                    ------------
         Total assets                                                 2,827,919
                                                                    ------------
LIABILITIES
   Securities purchased                                                   2,500
   Capital shares redeemed                                               15,610
   USAA Investment Management Company                                       228
   USAA Transfer Agency Company                                             421
   Accounts payable and accrued expenses                                    414
   Dividends on capital shares                                              249
                                                                    ------------
         Total liabilities                                               19,422
                                                                    ------------
            Net assets applicable to capital shares outstanding     $ 2,808,497
                                                                    ============

REPRESENTED BY:
   Paid-in capital                                                  $ 2,808,497
                                                                    ============
   Capital shares outstanding                                         2,808,497
                                                                    ============
   Authorized shares of $.01 par value                                4,700,000
                                                                    ============
   Net asset value, redemption price, and offering price per share  $      1.00
                                                                    ============

See accompanying notes to financial statements.











USAA MONEY MARKET FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31,1999
(Unaudited)


Net investment income:
   Interest income                                                  $    73,029
                                                                    ------------
   Expenses:
      Management fees                                                     3,119
      Transfer agent's fees                                               2,231
      Custodian's fees                                                      346
      Postage                                                               227
      Shareholder reporting fees                                            131
      Directors' fees                                                         2
      Registration fees                                                     201
      Professional fees                                                      22
      Other                                                                  23
                                                                    ------------
         Total expenses before reimbursement                              6,302
      Expenses reimbursed                                                  (338)
                                                                    ------------
         Total expenses after reimbursement                               5,964
                                                                    ------------
            Net investment income                                   $    67,065
                                                                    ============

See accompanying notes to financial statements.












USAA MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 1999
and Year ended July 31, 1998
(Unaudited)

                                                       1/31/99        7/31/98
                                               ---------------------------------
From operations:
   Net investment income                           $    67,065      $   122,339
                                               ---------------------------------
Distributions to shareholders from:
   Net investment income                               (67,065)        (122,339)
                                               ---------------------------------
From capital share transactions:
   Proceeds from shares sold                         2,180,203        3,370,264
   Shares issued for dividends reinvested               64,794          118,246
   Cost of shares redeemed                          (1,927,973)      (3,158,728)
                                               ---------------------------------
      Increase in net assets from capital
       share transactions                              317,024          329,782
                                               ---------------------------------
Net increase in net assets                             317,024          329,782
Net assets:
   Beginning of period                               2,491,473        2,161,691
                                               ---------------------------------
   End of period                                   $ 2,808,497      $ 2,491,473
                                               =================================
Change in shares outstanding:
   Shares sold                                       2,180,203        3,370,264
   Shares issued for dividends reinvested               64,794          118,246
   Shares redeemed                                  (1,927,973)      (3,158,728)
                                               ---------------------------------
      Increase in shares outstanding                   317,024          329,782
                                               =================================

See accompanying notes to financial statements.






USAA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 1999
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets in high-quality, U.S. dollar-denominated debt securities of domestic and foreign issuers which have been determined to present minimal credit risk.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

2. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the CAPCO agreements, the Fund may borrow from CAPCO an amount under both agreements combined of up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 1999.


(3) DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended January 31, 1999 were $9.0 billion and $8.7 billion, respectively.


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .24% of its annual average net assets.

The Manager has  voluntarily  agreed to limit the annual expenses of the Fund to
 .45% of its annual average net assets. Because the Fund's annual expenses for the six-month period ended January 31, 1999 exceeded .45%, the Manager has waived a portion of its management fee to reduce the Fund's annual expense to
 .45%.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 1999, the Association and its affiliates owned 1.6 million shares (.1%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7) YEAR 2000
Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.


(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                             Six-month                                                        Ten-month
                            Period Ended                                                     Period Ended
                             January 31,              Year Ended July 31,                      July 31,
                           -------------------------------------------------------------------------------
                                1999         1998         1997         1996         1995         1994
                           -------------------------------------------------------------------------------
Net asset value at
   beginning of period      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment income              .03          .05          .05          .05          .05          .03
Distributions from net
   investment income              (.03)        (.05)        (.05)        (.05)        (.05)        (.03)
                           -------------------------------------------------------------------------------
Net asset value at
   end of period            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                           ===============================================================================
Total return (%) *                2.55         5.45         5.28         5.41         5.49         2.74
Net assets at
   end of period (000)      $2,808,497   $2,491,473   $2,161,691   $1,829,749   $1,540,055   $1,006,020
Ratio of expenses to
   average net assets (%)          .45(a)       .45          .45          .45          .45          .46(a)
Ratio of expenses to
   average net assets
   excluding
   reimbursement (%)               .47(a)       .48          .49          .51          .46           -
Ratio of net investment
   income to average net
   assets (%)                     5.00(a)      5.32         5.16         5.27         5.44         3.28(a)



 * Assumes reinvestment of all dividend income distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.








DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Service Mark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777